UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21400
Investment Company Act File Number

Eaton Vance Tax-Advantaged Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

August 31
Date of Fiscal Year End

November 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Dividend Income Fund	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks(1) — 89.2%

Security	Shares	Value
Aerospace & Defense — 3.4%
General Dynamics Corp.	175,000	$11,532,500
Honeywell International, Inc.	300,000	11,541,000
Lockheed Martin Corp.	238,000	18,380,740

		$41,454,240

Beverages — 1.8%
Diageo PLC	995,000	$16,800,456
Diageo PLC ADR	80,000	5,408,800

		$22,209,256

Capital Markets — 1.3%
Goldman Sachs Group, Inc.	93,000	$15,778,380

		$15,778,380

Chemicals — 2.3%
Mosaic Co. (The)	115,000	$6,261,750
Terra Industries, Inc.	548,000	21,141,840

		$27,403,590

Commercial Banks — 1.1%
Banco Santander Brasil SA ADR(2)	565,300	$7,716,345
DnB NOR ASA(2)	460,000	5,197,807

		$12,914,152

Computers & Peripherals — 3.2%
International Business Machines Corp.	304,000	$38,410,400

		$38,410,400

Diversified Financial Services — 0.5%
Bank of America Corp.	350,000	$5,547,500

		$5,547,500

Diversified Telecommunication Services — 8.8%
AT&T, Inc.	1,658,750	$44,686,725
CenturyTel, Inc.	299,756	10,668,316
France Telecom SA	615,000	15,993,143
Koninklijke KPN NV	350,000	6,205,096
Telefonos de Mexico SA de CV ADR	650,000	11,667,500
TeliaSonera AB	2,550,000	18,134,301

		$107,355,081

Electric Utilities — 9.7%
E.ON AG	684,000	$27,060,874
Edison International	677,000	23,051,850
Exelon Corp.	75,000	3,613,500
Fortum Oyj	940,000	23,893,236
FPL Group, Inc.	400,000	20,788,000
Scottish and Southern Energy PLC	1,095,000	20,121,941

		$118,529,401

Electrical Equipment — 1.0%
Emerson Electric Co.	300,000	$12,423,000

		$12,423,000

Food Products — 3.8%
Kraft Foods, Inc., Class A	622,821	$16,554,582
Nestle SA	636,000	30,069,540

		$46,624,122

Security	Shares	Value
Household Durables — 1.2%
Whirlpool Corp.	195,000	$14,461,200

		$14,461,200

Industrial Conglomerates — 0.7%
Siemens AG	85,000	$8,336,476

		$8,336,476

Insurance — 1.2%
Zurich Financial Services AG	67,000	$14,494,080

		$14,494,080

Machinery — 1.6%
Stanley Works (The)	400,000	$19,428,000

		$19,428,000

Metals & Mining — 7.6%
BHP Billiton, Ltd. ADR	481,000	$36,219,300
Vale SA ADR	1,950,000	55,906,500

		$92,125,800

Multi-Utilities — 5.3%
GDF Suez	265,000	$11,077,226
RWE AG	292,000	26,808,497
Sempra Energy	500,000	26,570,000

		$64,455,723

Oil, Gas & Consumable Fuels — 21.4%
BP PLC	1,060,000	$10,064,864
BP PLC ADR	515,000	29,447,700
Chevron Corp.	624,000	48,696,960
ConocoPhillips	720,000	37,274,400
ENI SpA	1,565,000	38,823,589
Husky Energy, Inc.	772,000	20,261,891
Marathon Oil Corp.	1,296,000	42,275,520
Peabody Energy Corp.	500,000	22,230,000
Total SA	185,000	11,473,770

		$260,548,694

Personal Products — 0.9%
Avon Products, Inc.	325,000	$11,131,250

		$11,131,250

Pharmaceuticals — 4.5%
Johnson & Johnson	146,000	$9,174,640
Merck & Co., Inc.	596,308	21,592,305
Sanofi-Aventis SA	320,000	24,203,553

		$54,970,498

Software — 2.5%
Microsoft Corp.	1,020,000	$29,998,200

		$29,998,200

Textiles, Apparel & Luxury Goods — 1.6%
VF Corp.	275,000	$19,998,000

		$19,998,000

Tobacco — 2.5%
Philip Morris International, Inc.	630,000	$30,296,700

		$30,296,700

Security	Shares	Value
Wireless Telecommunication Services — 1.3%
Vodafone Group PLC	7,200,000	$16,242,635

		$16,242,635

Total Common Stocks (identified cost $743,799,066)		$1,085,136,378

Preferred Stocks — 31.3%

Security	Shares	Value
Commercial Banks — 10.2%
Abbey National Capital Trust I, 8.963%(3)	4,000	$4,101,620
ABN AMRO North America Capital Funding Trust, 6.968%(3)(4)	1,250	669,531
Barclays Bank PLC, 6.860%(3)(4)	3,500	3,015,866
BBVA International SA Unipersonal, 5.919%(3)	6,500	5,058,489
BNP Paribas, 7.195%(3)(4)	85	8,170,684
BNP Paribas Capital Trust, 9.003%(3)(4)	5,395	5,545,418
Credit Agricole SA/London, 6.637%(3)(4)	9,950	7,961,821
DB Capital Funding VIII, 6.375%	167,824	3,489,061
DB Contingent Capital Trust II, 6.55%	251,077	4,958,771
Den Norske Bank, 7.729%(3)(4)	16,000	15,565,696
First Tennessee Bank, 3.75%(3)(4)	2,775	1,464,680
JPMorgan Chase & Co., 7.90%(3)	19,250	19,017,056
Landsbanki Islands HF, 7.431%(3)(4)(5)	20,750	53,950
Lloyds Banking Group PLC, 6.657%(3)(4)	18,750	9,991,950
PNC Financial Services Group, Inc., Series F, 9.875%(3)	208,000	5,876,000
Royal Bank of Scotland Group PLC, 7.64%(3)	155	7,456,197
Santander Finance Unipersonal, 10.50%	81,390	2,237,411
Standard Chartered PLC, 6.409%(3)(4)	128	10,628,170
Wells Fargo & Co., 7.50%	6,890	6,145,880
Wells Fargo & Co., 7.98%(3)	2,400	2,278,738

		$123,686,989

Diversified Financial Services — 4.0%
American Express Co., 6.80%(3)	5,157	$4,497,389
Bank of America Corp., 6.70%	81,450	1,480,761
Bank of America Corp., Series I, 6.625%	335,000	6,318,100
CoBank, 7.00%(4)	400,000	14,687,520
CoBank, 11.00%(4)	170,000	8,303,446
General Electric Capital Corp., 6.375%(3)	2,344	1,937,384
Morgan Stanley, 4.00%	600,000	11,400,000

		$48,624,600

Food Products — 0.7%
Dairy Farmers of America, 7.875%(4)	73,750	$5,985,277
Ocean Spray Cranberries, Inc., 6.25%(4)	47,500	3,100,862

		$9,086,139

Insurance — 8.5%
Aegon NV, 6.375%	330,000	$5,553,900
Arch Capital Group, Ltd., Series A, 8.00%	424,500	10,294,125
Arch Capital Group, Ltd., Series B, 7.875%	60,500	1,442,925
AXA SA, 6.379%(3)(4)	2,000	1,693,910
AXA SA, 6.463%(3)(4)	18,925	15,255,310
Endurance Specialty Holdings, Ltd., 7.75%	317,500	6,985,000
ING Capital Funding Trust III, 8.439%(3)	17,075	15,162,737
PartnerRe, Ltd., 6.50%	25,000	544,250
Prudential PLC, 6.50%	21,400	17,597,669
RAM Holdings, Ltd., Series A, 7.50%(3)(4)	13,000	845,812
RenaissanceRe Holdings, Ltd., 6.08%	199,100	3,768,963
RenaissanceRe Holdings, Ltd., 6.60%	400,500	8,206,245

Security	Shares	Value
Zurich Regcaps Fund Trust I, 6.58%(3)(4)	6,000	$4,591,875
Zurich Regcaps Fund Trust VI, 0.992%(3)(4)	16,300	11,252,094

		$103,194,815

Oil, Gas & Consumable Fuels — 1.0%
Kinder Morgan GP, Inc., 8.33%(3)(4)	12,000	$11,760,750

		$11,760,750

Real Estate Investment Trusts (REITs) — 6.0%
AMB Property Corp., 6.75%	176,000	$3,711,840
Health Care, Inc., 7.875%	170,100	4,082,400
ProLogis Trust, 6.75%	670,700	13,481,070
PS Business Parks, Inc., 7.95%	215,000	5,098,725
Public Storage, Inc., 6.85%	400,000	9,225,000
Regency Centers Corp., 7.45%	44,720	990,548
Vornado Realty Trust, 7.00%	1,600,000	36,300,000

		$72,889,583

Utilities — 0.9%
Dominion Resources, Inc., 8.375%	200,000	$5,534,000
Entergy Arkansas, Inc., 6.45%	110,000	2,334,068
Southern California Edison Co., 6.00%	37,000	3,293,000

		$11,161,068

Total Preferred Stocks (identified cost $470,679,511)		$380,403,944

Corporate Bonds & Notes — 2.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 1.0%
Capital One Capital V, 10.25%, 8/15/39	$10,750	$11,854,487

		$11,854,487

Insurance — 0.6%
MetLife, Inc., 10.75%, 8/1/39	$6,000	$7,217,556

		$7,217,556

Retail-Food and Drug — 1.0%
CVS Caremark Corp., 6.302%, 6/1/37(3)	$15,000	$12,907,185

		$12,907,185

Total Corporate Bonds & Notes (identified cost $29,179,376)		$31,979,228

Rights — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
DnB NOR ASA, Exp. 12/10/09(2)	102,222	$297,194

		$297,194

Total Rights (identified cost $0)		$297,194

Short-Term Investments — 4.5%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(6)	$55,226	$55,226,325

Total Short-Term Investments (identified cost $55,226,325)		$55,226,325

Total Investments — 127.6% (identified cost $1,298,884,278)		$1,553,043,069

Other Assets, Less Liabilities — (27.6)%		$(335,898,820)

Net Assets — 100.0%		$1,217,144,249

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)		Non-income producing security.

(3)		Variable rate security. The stated interest rate represents the rate in effect at November 30, 2009.

(4)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, the aggregate value of these securities is $140,544,622 or 11.5% of the Fund’s net assets.

(5)		Defaulted security.

(6)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended November 30, 2009 was $0.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	62.0%	$963,296,456
United Kingdom	8.1	126,162,713
France	5.6	87,658,733
Brazil	4.1	63,622,845
Germany	4.0	62,205,847
Switzerland	2.9	44,563,620
Italy	2.5	38,823,589
Australia	2.3	36,219,300
Finland	1.5	23,893,236
Bermuda	1.5	23,659,395
Norway	1.4	21,060,697
Canada	1.3	20,261,891
Sweden	1.2	18,134,301
Netherlands	0.8	11,758,996
Mexico	0.8	11,667,500
Iceland	0.0	53,950

Total Investments	100.0%	$1,553,043,069

The Fund did not have any open financial instruments at November 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,299,847,031

Gross unrealized appreciation	$351,653,463
Gross unrealized appreciation	(98,457,425)

Net unrealized appreciation	$253,196,038

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Consumer Discretionary	$34,459,200	$—	$—	$34,459,200
Consumer Staples	63,391,332	46,869,997	—	110,261,329
Energy	200,186,471	60,362,223	—	260,548,694
Financials	29,042,225	19,691,887	—	48,734,112
Health Care	30,766,945	24,203,553	—	54,970,498
Industrials	73,305,240	8,336,476	—	81,641,716
Information Technology	68,408,600	—	—	68,408,600
Materials	119,529,390	—	—	119,529,390
Telecommunication Services	67,022,541	56,575,175	—	123,597,716
Utilities	74,023,350	108,961,773	—	182,985,123

Total Common Stocks	$760,135,294	$325,001,084	$—	$1,085,136,378

Preferred Stocks
Consumer Staples	$—	$9,086,139	$—	$9,086,139
Energy	—	11,760,750	—	11,760,750
Financials	106,065,975	242,330,012	—	348,395,987
Utilities	8,827,000	2,334,068	—	11,161,068

Total Preferred Stocks	$114,892,975	$265,510,969	$—	$380,403,944

Corporate Bonds & Notes	$—	$31,979,228	$—	$31,979,228
Rights	297,194	—	—	297,194
Short-Term Investments	55,226,325	—	—	55,226,325

Total Investments	$930,551,788	$622,491,281	$—	$1,553,043,069

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	January 25, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	January 25, 2010